Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 03, 2012
Derivative Financial Instruments [Abstract]
Summary of derivative instruments outstanding

	As at March 3, 2012
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,608	$55
Currency option contracts - asset	$608	$17
Currency forward contracts - liability	$2,155	$(34)
Currency option contracts - liability	$480	$(1)

	As at February 26, 2011
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,622	$63
Currency option contracts - asset	$156	$1
Currency forward contracts - liability	$4,848	$(129)
Currency option contracts - liability	$180	$(1)

Fair values of derivative instruments designated as cash flow hedges in consolidated balance sheets

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$42	Other current assets	$57
Currency option contracts - asset	Other current assets	$17	Other current assets	$1
Currency forward contracts - liability	Accrued liabilities	$6	Accrued liabilities	$77
Currency option contracts - liability	Accrued liabilities	$1	Accrued liabilities	$1

Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$16	Revenue	$(83)

Currency Option Contracts	$8	Revenue	$(3)
Currency Forward Contracts	$5	Cost of sales	$11

Currency Option Contracts	$1	Cost of sales	$—
Currency Forward Contracts	$6	Selling, marketing and administration	$12
Currency Option Contracts	$2	Selling, marketing and administration	$—
Currency Forward Contracts	$10	Research and development	$15

Currency Option Contracts	$3	Research and development	$—

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	Location of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency Forward Contracts	$—	Selling, marketing and administration	$(2)

	Amount of Gain Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16

Fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$13	Other current assets	$6
Currency forward contracts - liability	Accrued liabilities	$28	Accrued liabilities	$52

Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operation

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(74)
Currency Option Contracts	Selling, marketing and administration	$4

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1